UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: October 31, 2017

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund

          AlphaOne Small Cap Opportunities Fund

Annual Report	October 31, 2017

Investment Adviser: AlphaOne Investment Services, LLC

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP
OPPORTUNITIES FUND
OCTOBER 31, 2017

The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the SEC website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0300.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-4-ALPHAONE; and (ii) on the SEC’s website at http:// www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP
OPPORTUNITIES FUND
OCTOBER 31, 2017 (UNAUDITED)

Dear Shareholders:

Looking back upon the past year, we feel 2017 can be properly summarized by The Grateful Dead’s familiar lyric: “what a long strange trip it’s been”. From timorous tweets to bombastic bloviation to lackluster legislative leadership, who could have foreseen this behavior and results in our capital district? Furthermore, events outside of human control have deposited untold misery, both temporary and permanent, upon fellow citizens. All of which may suggest, in the words of Albert King, someone may be “born under a bad sign”.

Nonetheless, we began the year, somewhat, optimistic for the Fund, to wit, we thought the economic and legislative environment was establishing a solid foundation for investors to support small cap stocks. Interest rates were rising, the dollar was strengthening, and D.C. was ruled by one party. However, we quickly saw the unraveling of each of these. The excessive exuberance for small cap that powered through the last quarter of 2016 (first quarter of the mutual fund year) came quickly undone as investors moved back towards larger cap equities. And within small caps, investors moved from financials and industrials to non-earners in biotech or growthier technology companies. The move from value to growth investment styles proved overwhelming once again during the first half of calendar year 2017. Thank goodness investing is a long race.

In our last annual commentary and research piece, we highlighted several categories of potential policy changes that could have an impact on domestic small cap companies. These were (and still are) as follows:

Corporate tax rate reduction: the percentage decline and timing of enactment.

Regulatory rollback: specifically how such non-legislative rollback could impact large portions of smaller companies and their earnings power.

Infrastructure spend: follow through on infrastructure and defense spending to “Make America Great Again”.

Energy policy: follow through on commitments for looser regulatory enforcement with its impact on drilling and oil field services.

Affordable Care Act (ACA) restructuring: Not an easy task, but a potential repeal and/or replacement of the ACA could have varied and considerable implications for certain segments of the Healthcare industry.

Due to the incomplete nature of the above legislative agenda items, we will withhold assigning any grades. History has taught us that significant legislative changes take a long time to happen. Some of the above have been legislative items for a long time. For instance, tax policy was last changed a generation ago. The ACA came almost 50 years after the establishment of Medicare. Assigning grades for coursework that runs from the beginning to the end of college when you are in the middle of your higher education seems facetious. Nonetheless, as investors, we need to look at where we are in the legislative process and where we might be going.

We are presently debating corporate tax reform. Original requests for a 15% corporate rate, a border adjustment tax (BAT), and repatriation of cash trapped overseas are beginning to move towards a 22% rate, no BAT, and the potential for a 14% tax on overseas cash. We still believe corporate tax reform will occur and it will be applicable to 2018 taxes.

Regulatory rollback is occurring. This doesn’t necessarily mean rules are discarded. It may mean they are re-written. Or more to the point, they are either loosely enforced or re-interpreted. Two of the bigger impact re-interpretations are the Clean Power Plan and ACA rules.

The potential to increase infrastructure spending seems mired in debate over repatriation of overseas earnings. More than likely a decision and its impact is slated for 2018 and beyond.

Energy policy remains in place except for the potential impact on coal companies under a repeal of the Clean Power Plan.

The repeal and replace rhetoric of the ACA was a failure. However, the potential for executive orders or the removal of the individual mandate in the proposed tax plan to alter the mechanics of ACA implementation may provide a means to change the pathway of ACA towards a single payor system.

Again, at the beginning of the mutual fund year, we wrote that the potential legislative agenda would be positive for small quality companies with low leverage, solid revenue and earnings growth. Financials and industrials would benefit more than other sectors owing to a reduction in the corporate tax rate and the potential for immediate expensing of capital equipment. However, for more than half of the mutual fund year, non-earners, fast growers proved the better performers as investors saw little hope for tax reform given a desultory legislative batting average achieved by those in power. Then, September happened.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP
OPPORTUNITIES FUND
OCTOBER 31, 2017 (UNAUDITED)

While the campaign promises promoted by our new administration have been hostilely delivered and clumsily endorsed, there has been progress on Capitol Hill. The probability of a tax reform win is nearing 100% and investors have swapped a growthier exposure for a more fundamental one. We argue that this move is not all due to the potential for a change to fiscal policy. The increasing realization that the Federal Reserve Bank (FRB) will continue to increase short-term rates and that the potential for the yield curve to remain positively sloped, but at higher rates is an important component in moving investors from non-earning companies to earners.

During the past year your portfolio outperformed the Russell 2000 (R2) by more than 700 basis points. Fueling this performance was strong performance from stock selection and exposure to financials, industrials, and technology. Exposure to consumer discretionary and cash were underperformers. As to your cash weighting, we feel it is important to carry sufficient cash levels to have the flexibility to invest in outstanding opportunities when valuation makes sense.

We remain steadfast in our commitment to investing your capital in quality companies with low levels of debt, sustainable business models, and above average profitability. We believe the shares of these companies will be the winners in the investment race as pro-business tax legislation takes shape in combination with the normalization of the FRB balance sheet and yield curve.

As always, we appreciate your confidence and support in our team and process.

Sincerely,

The AlphaOne Capital Partners Team

The above commentary represents management’s assessment of the Fund and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Indices are unmanaged and one cannot directly invest in an index.

Indices are unmanaged and do not include the effect of fees. Index performance does not reflect nor predict the funds’ performance. One cannot invest directly in an index.

The performance quoted herein represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost, and current performance may be higher or lower than the performance quoted. For performance data current to the most recent month end, please call 1-855-4-ALPHAONE. Returns do not reflect the effect of a 2.00% redemption fee which is incurred on shares held less than 90 days.

Definition of the Comparative Indices

Russell 2000 Index is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP
OPPORTUNITIES FUND
OCTOBER 31, 2017 (UNAUDITED)

Comparison of Change in the Value of a $100,000 Investment in the AlphaOne Small Cap Opportunities Fund, I Class Shares, versus the Russell 2000 Index

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEARS ENDED OCTOBER 31, 2017*
	One Year Return	3 Year Return	5 Year Return	Annualized Inception to Date**

I Class Shares	33.99%	13.69%	15.50%	11.77%

Investor Class Shares	33.57%	13.44%	15.26%	11.51%

Russell 2000 Index	27.85%	10.12%	14.49%	10.68%

* If the Adviser had not limited certain expenses, the Fund’s total return would have been lower.

** The Fund commenced operations on March 31, 2011.

† The graph is based on only I Class Shares; performance for Investor Class Shares would be lower due to differences in fee structures.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index on page 2.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP
OPPORTUNITIES FUND
OCTOBER 31, 2017

SECTOR WEIGHTINGS* (Unaudited)

* Percentages based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.4%†
	Shares	Value

CONSUMER DISCRETIONARY — 6.8%
Entravision Communications, Cl A	211,823	$1,101,480
HealthStream *	123,508	3,021,006
Horizon Global *	122,854	1,993,920
Kirkland’s *	221,552	2,592,158
Movado Group	101,183	2,802,769

		11,511,333

ENERGY — 5.0%
Natural Gas Services Group *	90,790	2,523,962
Panhandle Oil and Gas, Cl A	114,646	2,768,701
RPC	134,125	3,260,579

		8,553,242

FINANCIAL SERVICES — 25.4%
Banc of California	19,600	412,580
Banner	46,840	2,684,869
Bryn Mawr Bank	57,917	2,539,660
Columbia Banking System	54,300	2,362,593
Enterprise Financial Services	87,898	3,832,353
Financial Institutions	74,778	2,452,718
First Connecticut Bancorp	31,040	819,456
Flushing Financial	62,971	1,887,871
Heritage Financial	103,885	3,168,492
National Commerce *	68,302	2,783,306
OceanFirst Financial	95,561	2,651,818
Pacific Continental	47,008	1,316,224
PacWest Bancorp	67,644	3,268,558
Pinnacle Financial Partners	33,253	2,201,349
Renasant	74,649	3,090,469
Sterling Bancorp	119,678	2,997,934
Sun Bancorp	56,537	1,433,213
WSFS Financial	63,327	3,147,352

		43,050,815

HEALTH CARE — 12.5%
Aceto	87,106	877,158
AtriCure *	124,700	2,673,568
Cambrex *	33,749	1,459,644
Cardiome Pharma *	38,715	68,138
Cross Country Healthcare *	270,096	3,686,810
Invacare	271,885	4,214,218
Natus Medical *	40,082	1,699,477

COMMON STOCK — continued

	Shares	Value

HEALTH CARE — continued
Supernus Pharmaceuticals *	98,793	$4,109,789
US Physical Therapy	35,013	2,379,133

		21,167,935

MATERIALS & PROCESSING — 3.9%
Insteel Industries	87,611	2,238,461
NN	87,632	2,589,526
Northwest Pipe *	97,500	1,778,400

		6,606,387

PRODUCER DURABLES — 30.3%
Altra Industrial Motion	57,861	2,771,542
AZZ	53,379	2,551,516
CECO Environmental	148,349	1,301,021
CRA International	88,741	3,750,195
DXP Enterprises *	42,725	1,370,191
Exponent	29,888	2,207,229
Federal Signal	166,389	3,552,405
GP Strategies *	126,687	3,680,257
Hurco	72,205	3,231,174
Kadant	29,344	3,333,479
Knight-Swift Transportation Holdings, Cl A *	67,050	2,779,222
Lydall *	44,698	2,583,544
Marten Transport	129,661	2,547,839
Multi-Color	26,385	2,182,039
Old Dominion Freight Line	22,664	2,745,290
On Assignment *	57,656	3,529,700
SP Plus *	65,972	2,556,415
Sterling Construction *	259,642	4,634,610

		51,307,668

TECHNOLOGY — 11.5%
CalAmp *	175,662	3,992,797
GTT Communications *	89,667	3,268,362
Ichor Holdings *	68,320	2,130,901
Inphi *	50,932	2,087,193
Novanta *	119,378	5,646,580
PDF Solutions *	163,700	2,398,205

		19,524,038

Total Common Stock (Cost $111,518,388)		161,721,418

SHORT-TERM INVESTMENT — 4.4%

BlackRock Liquidity Funds T-Fund Portfolio, 0.930% (A) (Cost $7,477,596)	7,477,596	7,477,596

Total Investments — 99.8%
(Cost $118,995,984)		$169,199,014

Percentages are based on Net Assets of $169,510,267.
*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP
OPPORTUNITIES FUND
OCTOBER 31, 2017

†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
(A)	The rate reported is the 7-day effective yield as of October 31, 2017.

Cl — Class

As of October 31, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2017, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. For the year ended October 31, 2017, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP
OPPORTUNITIES FUND
OCTOBER 31, 2017

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $118,995,984)	$169,199,014
Receivable for Investment Securities Sold	593,568
Dividends and Income Receivable	44,362
Receivable for Capital Shares Sold	32,000
Prepaid Expenses	12,109

Total Assets	169,881,053

Liabilities:
Payable for Investment Securities Purchased	149,709
Payable due to Investment Adviser	142,929
Payable due to Administrator	15,722
Payable due to Trustees	3,514
Chief Compliance Officer Fees Payable	1,975
Payable for Distribution Fees — Investor Class	320
Other Accrued Expenses	56,617

Total Liabilities	370,786

Net Assets	$169,510,267

NET ASSETS CONSIST OF:
Paid-in Capital	$112,042,780
Accumulated Net Investment Loss	(501,495)
Accumulated Net Realized Gain on Investments	7,765,952
Net Unrealized Appreciation on Investments	50,203,030

Net Assets	$169,510,267

I Class Shares
Net Assets	$167,998,589
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	11,362,168

Net Asset Value, Offering and Redemption
Price Per Share*	$14.79

Investor Class Shares
Net Assets	$1,511,678
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	103,751

Net Asset Value, Offering and Redemption
Price Per Share*	$14.57

* Redemption price per share may vary depending upon the length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP
OPPORTUNITIES FUND
FOR THE YEAR ENDED
OCTOBER 31, 2017

STATEMENT OF OPERATIONS

Investment Income
Dividends	$1,548,844

Total Investment Income	1,548,844

Expenses
Investment Advisory Fees	1,547,008
Administration Fees	170,171
Trustees’ Fees	14,216
Chief Compliance Officer Fees	5,598
Distribution Fees — Investor Class	2,727
Transfer Agent Fees	94,230
Registration and Filing Fees	34,129
Legal Fees	29,367
Audit Fees	23,997
Printing Fees	13,196
Custodian Fees	9,292
Other Expenses	16,779

Total Expenses	1,960,710

Less:
Fees Paid Indirectly	(97)

Net Expenses	1,960,613

Net Investment Loss	(411,769)

Net Realized Gain on Investments	8,072,219
Net Change in Unrealized Appreciation (Depreciation) on Investments	35,383,993

Net Realized and Unrealized Gain on Investments	43,456,212

Net Increase in Net Assets Resulting from Operations	$43,044,443

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP
OPPORTUNITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2017	Year Ended October 31, 2016
Operations:
Net Investment Loss	$(411,769)	$(363,793)
Net Realized Gain on Investments	8,072,219	3,817,939
Net Change in Unrealized Appreciation (Depreciation) on Investments	35,383,993	(4,826,313)

Net Increase (Decrease) in Net Assets Resulting from Operations	43,044,443	(1,372,167)

Dividends and Distributions:
Net Realized Gains:
I Class Shares	(3,888,565)	(9,670,949)
Investor Class Shares	(24,237)	(73,963)

Total Dividends and Distributions	(3,912,802)	(9,744,912)

Capital Share Transactions:
I Class Shares:
Issued	9,951,466	3,866,623
Reinvestment of Dividends and Distributions	3,312,303	8,071,122
Redeemed	(11,158,141)	(15,410,435)

Increase (Decrease) from I Class Capital Share Transactions	2,105,628	(3,472,690)

Investor Class Shares:
Issued	827,643	927,403
Reinvestment of Dividends and Distributions	24,235	73,958
Redeemed	(328,629)	(952,596)

Increase from Investor Class Capital Share Transactions	523,249	48,765

Net Increase (Decrease) in Net Assets from Capital Share Transactions	2,628,877	(3,423,925)

Total Increase (Decrease) in Net Assets	41,760,518	(14,541,004)

Net Assets:
Beginning of Year	127,749,749	142,290,753

End of Year	$169,510,267	$127,749,749

Accumulated Net Investment Loss	$(501,495)	$(363,793)

Shares Issued and Redeemed:
I Class Shares:
Issued	733,382	330,508
Reinvestment of Dividends and Distributions	244,090	750,104
Redeemed	(831,398)	(1,401,872)

Total Increase (Decrease) in I Class Shares	146,074	(321,260)

Investor Class Shares:
Issued	61,648	83,928
Reinvestment of Dividends and Distributions	1,809	6,944
Redeemed	(25,555)	(89,119)

Total Increase in Investor Class Shares	37,902	1,753

Net Increase (Decrease) in Shares Outstanding	183,976	(319,507)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP
OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout the year ended October 31,

	Net Asset Value Beginning of Year	Net Investment Loss^	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions from Investment Income	Distributions From Realized Gains	Net Asset Value, End of Year	Total Return‡	Net Assets, End of Year (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers & Reimbursed Fees)	Ratio of Net Investment Loss to Average Net Assets	Portfolio Turnover Rate

I Class Shares
2017	$11.32	$(0.04)	$3.86	$3.82	$—	$(0.35)	$14.79	33.99%	$167,998	1.27%		1.27%	(0.26)%	26%
2016	12.27	(0.03)	(0.10)	(0.13)	—	(0.82)	11.32	(0.69)	127,013	1.30		1.30	(0.27)	27
2015	12.46	(0.05)	1.24	1.19	—	(1.38)	12.27	10.43	141,512	1.38	(1)	1.28	(0.38)	40
2014	12.42	(0.06)	0.72	0.66	(0.02)	(0.60)	12.46	5.47	131,663	1.42	(1)	1.28	(0.48)	75
2013	9.87	(0.02)	3.07	3.05	(0.02)	(0.48)	12.42	32.63	128,570	1.42		1.42	(0.14)	50
Investor Class Shares
2017	$11.19	$(0.07)	$3.80	$3.73	$—	$(0.35)	$14.57	33.57%	$1,512	1.52		1.52%	(0.53)%	26%
2016	12.15	(0.06)	(0.08)	(0.14)	—	(0.82)	11.19	(0.79)	737	1.55		1.55	(0.51)	27
2015	12.38	(0.08)	1.23	1.15	—	(1.38)	12.15	10.15	779	1.62	(1)	1.53	(0.63)	40
2014	12.36	(0.09)	0.71	0.62	—	(0.60)	12.38	5.28	646	1.67	(1)	1.53	(0.74)	75
2013	9.82	(0.05)	3.08	3.03	(0.01)	(0.48)	12.36	32.38	579	1.67		1.67	(0.44)	50

^	Calculation using average shares for the period.
‡	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Ratio includes previously waived investment advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts Designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP
OPPORTUNITIES FUND
OCTOBER 31, 2017

NOTES TO FINANCIAL STATEMENTS

1.  Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 53 funds. The financial statements herein are those of the AlphaOne Small Cap Opportunities Fund (the “Fund”). The Fund, which commenced operations on March 31, 2011, is diversified and seeks long-term capital appreciation. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.  Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates —The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

All investment companies held in the Fund’s portfolio are valued at the published net asset value.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2017, there were no securities valued in accordance with the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or abilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

Level 3 – Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year ended October 31, 2017, there have been no significant changes to the Fund’s fair value methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP
OPPORTUNITIES FUND
OCTOBER 31, 2017

all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2017, the Fund did not have any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended October 31, 2017, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Classes — Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds in the Trust and/or relative net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid annually by the Fund. Any net realized capital gains are distributed to shareholders at least annually.

Redemption Fees — The Fund retains a redemption fee of 2.00% on redemptions of capital shares held for less than 90 days. The redemption fee is recorded as an increase paid-in capital. For the year ended October 31, 2017, there were no redemption fees retained.

3.  Transactions with Affiliates:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Fund Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.  Administration, Distribution, Transfer Agent and Custodian Agreements:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended October 31, 2017, the Fund paid $170,171 for these services.

The Fund has adopted a Distribution Plan (the “Plan”) for the Investor Class Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund’s average daily net assets attributable to the Investor Class Shares as compensation for distribution services. The Distributor will not receive any compensation for the distribution of I Class Shares of the Fund.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the year ended October 31, 2017, the Fund earned credits of $97, which were used to offset transfer agent expenses. This amount is included in “Fees Paid Indirectly” on the Statement of Operations.

MUFG Union Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5.  Investment Advisory Agreement:

AlphaOne Investment Services, LLC serves as the Adviser (the “Adviser”) to the Fund. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Fund. The Adviser may, from its own resources, compensate broker dealers whose clients purchase shares of the Fund. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the Fund’s net operating expenses (excluding 12b-1 Fees, Shareholder Servicing Fees, interest and dividends expense on securities sold short, interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.50% of the Fund’s average daily net assets until April 1, 2018. In addition, the

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP
OPPORTUNITIES FUND
OCTOBER 31, 2017

Adviser has voluntarily agreed to further reduce its fees and/or reimburse expenses in order to keep the Fund’s net operating expenses (excluding excluded expenses) from exceeding 1.42% of the Fund’s average daily net assets. The Adviser intends to continue this voluntary expense limitation until further notice, but may discontinue all or part of it at any time.

If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Fund’s total annual fund operating expenses (not including excluded expenses) and the amounts listed above to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. As of October 31, 2017, there were no previously waived and reimbursed fees subject to recapture by the Adviser.

6.  Investment Transactions:

The cost of security purchases and proceeds from security sales, other than short-term securities, for the year ended October 31, 2017, were as follows:

Purchases	Sales and Maturities
$38,941,599	$48,760,091

There were no purchases or sales of long-term U.S. Government securities for the Fund.

7.  Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences that are primarily attributable to net operating losses and non-deductible expenses have been reclassified to (from) the following accounts:

Accumulated Net Investment Loss	Accumulated Net Realized Gain/ (Loss) on Investments	Paid-in Capital
$ 274,067	$ —	$ (274,067)

These reclassifications had no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared during the fiscal years ended October 31, were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2017	$—	$3,912,802	$3,912,802
2016	4,246,109	5,498,803	9,744,912

For tax purposes, short-term gains are considered ordinary income.

As of October 31, 2017, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Long-Term Capital Gain	Late Year Loss Deferral	Unrealized Appreciation/ (Depreciation)	Other Temporary Differences	Total Distributable Earnings
$ 8,141,476	$ (501,495)	$49,827,513	$(7)	$57,467,487

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2017 through October 31, 2017 that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP
OPPORTUNITIES FUND
OCTOBER 31, 2017

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at October 31, 2017 were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$119,371,501	$51,989,848	$(2,162,335)	$49,827,513

8.  Loans of Portfolio Securities:

The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in Tri-Party Repurchase Agreement. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. The securities lending agent and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Fund. The Fund records securities lending income net of such allocations. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. In the event of default, the Fund may use the collateral received to offset the position on loan not returned by the borrower. As of October 31, 2017, the Fund had no securities on loan.

9.  Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10.  Concentration of Risks:

Equity Risk - Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Growth Style Risk - The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. The Fund may invest in securities of companies that the Adviser believes have superior prospects for robust and sustainable growth of revenues and earnings. These may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

Small Cap Company Risk - Small cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, small cap companies may be less financially secure than large- and mid-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Small cap stock prices may be more volatile than large- and mid-capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

Value Style Risk - Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

11.  Other:

At October 31, 2017, 62% of Investor Class Shares outstanding were held by four shareholders and 29% of I Class Shares outstanding were held by two shareholders on record owning 10% or greater of the aggregate total shares outstanding.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP
OPPORTUNITIES FUND
OCTOBER 31, 2017

12. Regulatory Matters:

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amended Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. As of August 1, 2017, management has implemented the amendments to Regulation S-X, which did not have a material impact on the Fund’s financial statements and related disclosures or impact the Fund’s net assets or results of operations.

13. Subsequent Event:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP
OPPORTUNITIES FUND
OCTOBER 31, 2017

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund and Shareholders of

AlphaOne Small Cap Opportunities Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of AlphaOne Small Cap Opportunities Fund (one of the series constituting The Advisors’ Inner Circle Fund (the “Trust”)) as of October 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2017, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AlphaOne Small Cap Opportunities Fund (one of the series constituting The Advisors’ Inner Circle Fund) at October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

December 26, 2017

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP
OPPORTUNITIES FUND
OCTOBER 31, 2017 (UNAUDITED)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2017 to October 31, 2017).

The table on the following page illustrates your Fund’s costs in two ways.

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 5/1/17	Ending Account Value 10/31/17	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return
I Class Shares	$1,000.00	$1,107.90	1.26%	$6.69
Investor Class Shares	1,000.00	1,106.30	1.51%	8.02
Hypothetical 5% Return
I Class Shares	$1,000.00	$1,018.85	1.26%	$6.41
Investor Class Shares	1,000.00	1,017.59	1.51%	7.68

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP
OPPORTUNITIES FUND
OCTOBER 31, 2017 (UNAUDITED)

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND

Set forth below are the names, years of birth, positions with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Trustees.” Messrs. Nesher and Doran are Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-855-4-ALPHAONE. The following chart lists Trustees and Officers as of October 31, 2017.

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupation in the Past Five Years	Other Directorships Held in the Past Five Years[2]
INTERESTED BOARD MEMBERS[3,4]
Robert A. Nesher (Born: 1946)	Chairman of the Board of Trustees (Since 1991)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Structured Credit Fund, LP, SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016.

1	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.
2	Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.
3	Trustees oversee 53 funds in The Advisors’ Inner Circle Fund.
4	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP
OPPORTUNITIES FUND
OCTOBER 31, 2017 (UNAUDITED)

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupation in the Past Five Years	Other Directorships Held in the Past Five Years[2]
INTERESTED BOARD MEMBERS[3,4]
William M. Doran (Born: 1940)	Trustee (Since 1991)	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003. Counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, The Advisors’ Inner Circle Fund III, Winton Diversified Opportunities Fund (closed-end investment company), Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Investments (Europe), Limited, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd. and SEI Investments – Unit Trust Management (UK) Limited. Director of the Distributor since 2003.

Former Directorships: Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of SEI Liquid Asset Trust to 2016. Trustee of Winton Series Trust to 2017.

1	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.
2	Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.
3	Trustees oversee 53 funds in The Advisors’ Inner Circle Fund.
4	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP
OPPORTUNITIES FUND
OCTOBER 31, 2017 (UNAUDITED)

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupation in the Past Five Years	Other Directorships Held in the Past Five Years[2]
INDEPENDENT TRUSTEES[3,4]
John K. Darr (Born: 1944)	Trustee (Since 2008)	Retired. Chief Executive Officer, Office of Finance, Federal Home Loan Banks, from 1992 to 2007.	Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds. Director of Federal Home Loan Bank of Pittsburgh, Meals on Wheels, Lewes/Rehoboth Beach and West Rehoboth Land Trust.
Joseph T. Grause, Jr. (Born: 1952)	Trustee (Since 2011)	Self-Employed Consultant since January 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., 2010 to 2011. Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., 2007 to 2010. Country Manager – Morningstar UK Limited, Morningstar, Inc., 2005 to 2007.	Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds. Director of The Korea Fund, Inc.
Mitchell A. Johnson (Born: 1942)	Trustee (Since 2005)	Retired. Private Investor since 1994.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997.

Former Directorships: Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016.

Betty L. Krikorian (Born: 1943)	Trustee (Since 2005)	Vice President, Compliance, AARP Financial Inc. from 2008-2010. Self-Employed Legal and Financial Services Consultant since 2003.	Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds.

1	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.
2	Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.
3	Trustees oversee 53 funds in The Advisors’ Inner Circle Fund.
4	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP
OPPORTUNITIES FUND
OCTOBER 31, 2017 (UNAUDITED)

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupation in the Past Five Years	Other Directorships Held in the Past Five Years[2]
INDEPENDENT TRUSTEES[3,4]
Bruce R. Speca (Born: 1956)	Trustee (Since 2011)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), 2010 to 2011. Executive Vice President – Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), 2003 to 2010.	Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds.
George J. Sullivan, Jr. (Born: 1942)	Trustee Lead Independent Trustee (Since 1999)	Retired since 2012. Self-Employed Consultant, Newfound Consultants Inc., 1997 to 2011.

Current Directorships: Trustee/ Director of State Street Navigator Securities Lending Trust, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Member of the independent review committee for SEI’s Canadian-registered mutual funds.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016.

OFFICERS
Michael Beattie (Born: 1965)	President (Since 2011)	Director of Client Service, SEI Investments Company, since 2004.	None.
Stephen Connors (Born: 1984)	Treasurer, Controller and Chief Financial Officer (Since 2015)	Director, SEI Investments, Fund Accounting since December 2014. Audit Manager, Deloitte & Touche LLP, from 2011 to 2014. Audit Supervisor, BBD, LLP (formerly Briggs, Bunting & Dougherty, LLP), from 2007 to 2011.	None.
Dianne M. Descoteaux (Born: 1977)	Vice President and Secretary (Since 2011)	Counsel at SEI Investments since 2010. Associate at Morgan, Lewis and Bockius LLP from 2006 to 2010.	None.

1	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.
2	Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.
3	Trustees oversee 53 funds in The Advisors’ Inner Circle Fund.
4	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP
OPPORTUNITIES FUND
OCTOBER 31, 2017 (UNAUDITED)

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupation in the Past Five Years	Other Directorships Held in the Past Five Years[2]
OFFICERS (continued)
Russell Emery (Born: 1962)	Chief Compliance Officer (Since 2006)	Chief Compliance Officer of SEI Structured Credit Fund, LP since June 2007. Chief Compliance Officer of SEI Alpha Strategy Portfolios, LP from June 2007 to September 2013. Chief Compliance Officer of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, The Advisors’ Inner Circle Fund III, Winton Diversified Opportunities Fund (closed-end investment company), Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Chief Compliance Officer of SEI Opportunity Fund, L.P. until 2010. Chief Compliance Officer of O’Connor EQUUS (closed-end investment company) to 2016. Chief Compliance Officer of SEI Liquid Asset Trust to 2016. Chief Compliance Officer of Winton Series Trust to 2017.	None.
Lisa Whittaker (Born: 1978)	Vice President and Assistant Secretary (Since 2013)	Attorney, SEI Investments Company (2012-present). Associate Counsel and Compliance Office, The Glenmede Trust Company, N.A. (2011-2012). Associate, DrinkerBiddle & Reath LLP (2006-2011).	None.
Bridget E. Sudall (Born: 1980)	Anti-Money Laundering Compliance Officer and Privacy Officer (since 2015)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners from April 2011 to March 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners from 2007 to 2011.	None.
John Bourgeois (Born: 1973)	Assistant Treasurer (since 2017)	Fund Accounting Manager, SEI Investments, since 2000.	None.
Robert Morrow (Born: 1968)	Vice President (since 2017)	Account Manager, SEI Investments, since 2007.	None.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP
OPPORTUNITIES FUND
October 31, 2017 (Unaudited)

NOTICE TO SHAREHOLDERS

For shareholders that do not have an October 31, 2017, tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2017, tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2017, the Fund is designating the following items with regard to distributions paid during the year.

Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying For Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (4)	Short-Term Capital Gain Dividends (5)
100.00%	0.00%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short-term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Advisors’ Inner Circle Fund — AlphaOne Small Cap Opportunities Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S withholding tax when paid to foreign investors.

(5)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholder for the calendar year ending December 31, 2017.

NOTES

NOTES

NOTES

The AlphaOne Funds

P.O. Box 219009

Kansas City, MO 64121-9009

1-855-4-ALPHAONE

Adviser:

AlphaOne Investment Services, LLC

789 E. Lancaster Avenue

Suite 120

Villanova, PA 19085

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by

a current prospectus for the Funds described.

ACP-AR-001-0700

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

		2017			2016
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$101,400	$0	$0	$49,000	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$30,000	$0	$120,500	$25,000	$0	$110,000
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

		2017			2016
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$896,975	N/A	N/A	$725,065	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	N/A	N/A	N/A	N/A	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Fees billed by Deloitte & Touche LLP (“D&T”) related to the Trust

D&T billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

		2017			2016
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$162,500	N/A	N/A	$160,000	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	$0	N/A	N/A	$82,450	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Fees billed by BBD, LLP (“BBD”) related to the Trust

BBD billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

		2017			2016
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$107,000	N/A	N/A	$141,000	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	N/A	N/A	N/A	N/A	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2017	2016
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2017	2016
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (D&T):

	2017	2016
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (BBD):

	2017	2016
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $150,500 and $135,000 for 2017 and 2016, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $62,500 and $62,500 for 2017 and 2016, respectively.

(g) The aggregate non-audit fees and services billed by D&T for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $0 and $82,450 for 2017 and 2016, respectively.

(g) The aggregate non-audit fees and services billed by BBD for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $0 and $0 for 2017 and 2016, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 270.30a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.3a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: January 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: January 9, 2018

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors, Treasurer, Controller and Chief Financial Officer

Date: January 9, 2018

*	Print the name and title of each signing officer under his or her signature.